Related parties - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2023	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Loan agreement total amount				$ 39,768
Dlocal Argentina S.A.
Disclosure of transactions between related parties [line items]
Loan agreement total amount			$ 100,000
Maturity date			August 2025
Repayment of intra-group loan by related party	$ 5,000	$ 69,100